Equity-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Mar. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Number of Stock Options granted	424,017	424,017	482,000
Fair value of the Stock Options on the grant date	$ 4.67
Expected option term (in years)	6 years 3 months 3 days
Expected volatility	54.00%
Risk-free rate of return	2.40%
Expected annual dividend yield	0.00%